Related party transactions and balances	12 Months Ended
Dec. 31, 2019
Related party transactions and balances
Related party transactions and balances

23. Related party transactions and balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Ctrip”)	one board director of the Group
JD.com, Inc. (“JD”)	one board director of the Group
HNA Tourism Holdings Group Co., Ltd. (“HNA Tourism”)	two board directors of the Group
Black Fish Group Ltd. (“Black Fish”)	founded by one of the former principal shareholders of the Group
Fullshare Holdings Limited (“Fullshare”)	a principal shareholder of the Group

On May 25, 2018, Fullshare completed the purchase of 4,104,137 Class A ordinary shares and 6,949,997 Class B ordinary shares from the Group’s previous principal shareholder Mr. Haifeng Yan. Since then, Haifeng Yan was no longer the Group’s principal shareholder and Black Fish founded by Mr. Haifeng Yan ceased to be the Group’s related party.

a)	Transactions with related parties:

Ctrip purchased 5,000,000 Class A ordinary shares in a private placement concurrent with the Group’s initial public offering, an additional 3,731,034 Class A ordinary shares for a total of US$15 million through a private placement transaction in December 2014 as well as an additional 3,750,000 Class A ordinary shares for a total of US$20 million through a private placement transaction in May 2015.

The Group sells packaged tours through Ctrip’s online platform and the commission fees to Ctrip were insignificant. The Group purchased travelling products from Ctrip’s online platform, which were insignificant. Revenues from Ctrip consist of commission fees for the booking of hotel rooms and air tickets through the Group’s online platform, amounted of RMB61.5 million, RMB161.7 million and RMB65.7 million (US$9.4 million) for the years ended December 31, 2017, 2018 and 2019, respectively.

On May 8, 2015, the Company issued 65,625,000 Class A ordinary shares to Fabulous Jade Global Limited, a subsidiary of JD, for cash consideration of RMB1,528.2 million (US$250 million) and RMB660.2 million representing the fair value of business resource contributed by JD, which include the exclusive rights to operate the leisure travel channel for both JD’s website and mobile application, JD’s preferred partnership for hotel and air ticket reservation service, internet traffic support and marketing support for the leisure travel channel for a period of five years starting from August 2015.

The Group also purchased travelling products from JD’s channels at the amount of RMB nil,  RMB23,509 and RMB49,399 for the years ended December 31, 2017, 2018 and 2019, respectively.

In 2017, the Group disposed several subsidiaries to Black Fish with nominal consideration. As of the disposal date, these subsidiaries were in deficit positions and disposal gain was insignificant in the Group’s consolidated statement of comprehensive income.

Black Fish entered into cooperation agreements with the Group in 2017 for provision of services in relation to the Group’s online lending services. The amount of service fees charged by Black Fish was RMB155.9 million (US$24.0 million) for the year ended December 31, 2017. Black Fish also purchased loan receivable assets related to the lending business from the Group at the consideration of RMB140.0 million as the Group terminated these cooperation agreements and stopped granting loans to individuals in 2017. The Group have not transacted with Black Fish for the years ended December 31, 2018 and 2019.

On January 21, 2016, the Company issued 90,909,091 Class A ordinary shares to HNA Tourism for total consideration of RMB3,279 million (US$500 million).

HNA Tourism agreed to provide the Group with access to its premium airlines and hotels resources at a preferential rate, under fair competition market rules, and the Group undertook to acquire no less than US$100 million products and services sourced from HNA Tourism over the next two years. The Group purchased RMB394.7 million, RMB588.9 million, RMB443.1 million (US$63.6 million) air tickets from HNA Tourism for the year ended December 31, 2017, 2018 and 2019, respectively. The Group sold travelling products through an affiliate of HNA Tourism’s distribution channels and the revenues were insignificant.

In December 2017, the Group provided financing to an affiliate of HNA Tourism (the “HNA Affiliate”) amounting to RMB40.0 million (US$5.7 million) by purchasing private placement notes issued by the HNA Affiliate (the "Notes Financing"), with the interest rate of 8.5%, which was repayable in one year. The Notes Financing was guaranteed by another affiliate of HNA Tourism. The Notes Financing  was extended for one year upon original maturity in December 2018 with the same interest rate and was further pledged by certain equity investment held by HNA Affiliate. In May 2018, the Group provided financing in the form of accounts receivable factoring arrangement (the "Loan Financings") to another affiliate of HNA Tourism amounting to RMB500 million (US$71.8 million) with the average interest rate of 14% per annum and service fee rate of 6%, which were repayable in one year. The Loan Financings  were guaranteed by another affiliate of HNA Tourism. The Loan Financings were extended for one year upon original maturity in May 2019 with interest rate decreased to 6% per annum. The Group has received requests from these borrowers for extension of maturity of the Notes Financing and Loan Financings for another one year to December 2020 and May 2021, respectively.

As of December 31, 2019, the Group reviewed the recoverability of above Notes Financing and Loan Financings to reflect the credit risk associated with the respective outstanding balances. As of December 31, 2019, the Group recorded an allowance provision of RMB1.9 million and RMB21.3 million for the Notes Financing and the Loan Financings, respectively. As of December 31, 2019, the carrying value of the Notes Financing and the Loan Financings were RMB44.8 million and RMB512.8 million, respectively, which were presented in non-current assets, based on management's estimates of time for collection. The interest income and service fee for the Notes Financing and the Loan Financings were RMB70.0 million and RMB27.8 million for the years ended 2018 and 2019, respectively.

During the year ended December 31, 2018, Fullshare made several prepayments to the Group for travelling products, which was RMB1.6 million in 2018. Fullshare has not made any prepayments to the Group in 2019.

b)Balances with related parties:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Ctrip	11,091	23,759	3,413
Amounts due from JD	50,336	3,685	529
Amounts due from HNA Tourism	635,093	37,664	5,410
Total	696,520	65,108	9,352

Non-Current:
Long-term amounts due from HNA Tourism	—	557,582	80,092
Total	—	557,582	80,092
Current:
Amounts due to Ctrip	73,229	27,128	3,897
Amounts due to JD	2,350	136	19
Amounts due to HNA Tourism	—	2,491	358
Amounts due to Fullshare	1,580	—	—
Total	77,159	29,755	4,274